Exhibit 99.1

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

Collection Period Start	1-Oct-18	Distribution Date	15-Nov-18
Collection Period End	31-Oct-18	30/360 Days	21
Beg. of Interest Period	24-Oct-18	Actual/360 Days	22
End of Interest Period	15-Nov-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,615,410.40	903,615,410.40	888,885,352.01	0.9836988
Total Securities		903,615,410.40	903,615,410.40	888,885,352.01	0.9836988
Class A-1 Notes	2.481600%	99,000,000.00	99,000,000.00	84,269,941.61	0.8512115
Class A-2a Notes	3.030000%	240,000,000.00	240,000,000.00	240,000,000.00	1.0000000
Class A-2b Notes	2.436500%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Class A-3 Notes	3.250000%	261,000,000.00	261,000,000.00	261,000,000.00	1.0000000
Class A-4 Notes	3.350000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	153,615,410.40	153,615,410.40	153,615,410.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	14,730,058.39	150,136.80	148.7884686	1.5165333
Class A-2a Notes	0.00	424,200.00	0.0000000	1.7675000
Class A-2b Notes	0.00	111,672.92	0.0000000	1.4889723
Class A-3 Notes	0.00	494,812.50	0.0000000	1.8958333
Class A-4 Notes	0.00	146,562.50	0.0000000	1.9541667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	14,730,058.39	1,327,384.72

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					11,870,037.16
Monthly Interest					4,797,443.37

Total Monthly Payments					16,667,480.53
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					662,225.09
Aggregate Sales Proceeds Advance					345,252.04

Total Advances					1,007,477.13
Vehicle Disposition Proceeds:
Reallocation Payments					261,014.00
Repurchase Payments					0.00
Net Auction Proceeds					0.00
Recoveries					0.00
Net Liquidation Proceeds					2,664,576.26
Excess Wear and Tear and Excess Mileage					1,820.40
Remaining Payoffs					0.00
Net Insurance Proceeds					1,038,509.62
Residual Value Surplus					1,491.09

Total Collections					21,642,369.03

		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)
Early Termination		146,286.00			9
Involuntary Repossession		—			—
Voluntary Repossession		114,728.00			7
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,027,547.83		48
Customer Payoff				62,293.40	2
Grounding Dealer Payoff				1,581,091.46	60
Dealer Purchase				943,163.70	33

Total		261,014.00	1,027,547.83	2,586,548.56	159

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,233	1,107,994,412.28	7.00000%	903,615,410.40
Total Depreciation Received		(14,295,620.17)		(10,725,055.41)
Principal Amount of Gross Losses	(67)	(1,605,447.67)		(1,335,747.90)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(13)	(304,806.42)		(247,032.68)
Scheduled Terminations	(110)	(2,866,673.08)		(2,422,222.40)

Pool Balance - End of Period	43,043	1,088,921,864.94		888,885,352.01
Remaining Pool Balance
Lease Payment				357,883,855.06
Residual Value				531,001,496.95

Total				888,885,352.01

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	21,642,369.03
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	21,642,369.03
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	0.00
3. Reimbursement of Sales Proceeds Advance	0.00
4. Servicing Fee:
Servicing Fee Due	753,012.84
Servicing Fee Paid	753,012.84
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	753,012.84
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	150,136.80
Class A-1 Notes Monthly Interest Paid	150,136.80
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	424,200.00
Class A-2a Notes Monthly Interest Paid	424,200.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	111,672.92
Class A-2b Notes Monthly Interest Paid	111,672.92
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	494,812.50

Class A-3 Notes Monthly Interest Paid	494,812.50
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	146,562.50
Class A-4 Notes Monthly Interest Paid	146,562.50
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,327,384.72
Total Note and Certificate Monthly Interest Paid	1,327,384.72
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	19,561,971.47
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	14,730,058.39
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	14,730,058.39
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,831,913.08

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,518,077.05
Required Reserve Account Amount			4,518,077.05
Beginning Reserve Account Balance			4,518,077.05
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			4,518,077.05
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,831,913.08
Gross Reserve Account Balance			9,349,990.13
Remaining Available Collections Released to Seller			4,831,913.08
Total Ending Reserve Account Balance			4,518,077.05

V. POOL STATISTICS

Weighted Average Remaining Maturity			24.58
Monthly Prepayment Speed			60%
Lifetime Prepayment Speed			60%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,153,487.62
Securitization Value of Defaulted Receivables and Casualty Receivables		1,335,747.90	67
Aggregate Defaulted and Casualty Gain (Loss)		(182,260.28)
Pool Balance at Beginning of Collection Period		903,615,410.40
Net Loss Ratio
Current Collection Period		-0.0202%
Preceding Collection Period		0.0000%
Second Preceding Collection Period		0.0000%
Third Preceding Collection Period		0.0000%

Cumulative Net Losses for all Periods		0.0202%	182,260.28

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.25%	2,265,250.54	104
61-90 Days Delinquent	0.00%	0.00	0
91-120 Days Delinquent	0.00%	0.00	0
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.25%	2,265,250.54	104

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.00%	0.00%
Preceding Collection Period		0.00%	0.00%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		343,912.87
Delinquency Percentage		0.04%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		146,286.00	9
Securitization Value		172,347.47	9

Aggregate Residual Gain (Loss)		(26,061.47)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		146,286.00	9
Cumulative Securitization Value		172,347.47	9

Cumulative Residual Gain (Loss)		(26,061.47)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			0.00
Reimbursement of Outstanding Advance			0.00
Additional Advances for current period			345,252.04

Ending Balance of Residual Advance			345,252.04

Beginning Balance of Payment Advance			0.00
Reimbursement of Outstanding Payment Advance			0.00
Additional Payment Advances for current period			662,225.09

Ending Balance of Payment Advance			662,225.09

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Corporation (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Retention Rules (as defined in the preliminary prospectus for the Notes dates October 11. 2018 (the “Preliminary Prospectus”)). The portion of Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.”

NMAC determined that the combined fair value of the Notes and Certificates was $908,665,145.32 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $158,665,145.32, which is approximately 17.46% of the fair value of the Notes and the Certificates. The depositor retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of Regulation RR, which will be greater than or equal to the 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.

Although the actual interest rates on the Notes in some cases were not within the ranges of assumed interest rates, these differences and any other differences between the inputs and assumptions prior to sale of the Notes and at the closing of such sale, do not represent the aggregate material changes in the method or inputs and assumptions used by NMAC to calculate the fair value of the Notes and Certificates as of the Closing Date from the methods or inputs and assumptions used by NMAC to calculate the fair value prior to such sale as disclosed in the Preliminary Prospectus.

NMAC, as “originator” for the purposes of the EU Retention Rules, currently retains a material economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of retention of the first loss tranche in accordance with the text of option (d) of each Article 405(1) of the CRR (as defined in the Preliminary Prospectus) and Article 254(2) of the Solvency II Regulation (as defined in the Preliminary Propsectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds the Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Retention Rules or Regulation RR.